Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2018 JPY (¥) Property	Sep. 30, 2017 JPY (¥) Property	Sep. 30, 2018 JPY (¥) Property	Sep. 30, 2017 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 200	¥ 0	¥ 0	¥ 1,177
Write-downs due to decline estimated future cash flows, amount		0	187	26	295
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 0	¥ 0	¥ 977
Write-downs of the assets held for sale, number of properties | Property		0	0	0	1
Write-downs due to decline estimated future cash flows, amount		¥ 0	¥ 187	¥ 16	¥ 187
Write-downs due to decline estimated future cash flows, number of properties | Property		0	2	1	2
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 200	¥ 0	¥ 0	¥ 200
Write-downs due to decline estimated future cash flows, amount	[1]	¥ 0	¥ 0	¥ 10	¥ 108

[1]	For the "Others," the number of properties is omitted.